Portfolio of Investments (unaudited)

As of July 31, 2019

	Shares	Value
LONG-TERM INVESTMENTS (99.7%)
COMMON STOCKS (98.5%)
AUSTRALIA (1.5%)

Consumer Staples (1.5%)
Treasury Wine Estates Ltd.(a)	165,800	$1,993,572

BRAZIL (2.9%)
Consumer Discretionary (1.0%)
Arezzo Industria e Comercio SA	102,200	1,349,420

Industrials (1.9%)
CCR SA	341,900	1,339,344
Cosan Logistica SA(b)	250,900	1,228,087
		2,567,431
Total Brazil		3,916,851

CANADA (2.4%)
Energy (1.2%)
Enbridge, Inc.	48,400	1,616,076

Materials (1.2%)
Barrick Gold Corp.	102,950	1,673,967
Total Canada		3,290,043

CHINA (0.4%)
Industrials (0.4%)
CRRC Corp. Ltd., Class H(a)	693,650	546,008

FINLAND (2.9%)
Information Technology (1.1%)
Nokia OYJ(a)	264,100	1,423,407

Materials (1.8%)
Stora Enso OYJ, R Shares(a)	111,300	1,281,776
UPM-Kymmene OYJ(a)	43,056	1,160,575
		2,442,351
Total Finland		3,865,758

FRANCE (5.0%)
Energy (0.9%)
TOTAL SA, ADR(c)	23,500	1,215,890

Financials (1.1%)
AXA SA(a)	58,900	1,483,588

Industrials (1.8%)
Alstom SA(a)	27,202	1,171,557

See Notes to Portfolio of Investments.

Bouygues SA(a)	34,900	$1,249,389
		2,420,946
Utilities (1.2%)
Veolia Environnement SA(a)	65,100	1,642,853
Total France		6,763,277

GERMANY (3.1%)
Financials (1.0%)
Deutsche Boerse AG(a)	10,100	1,402,107

Health Care (1.0%)
Bayer AG(a)	20,000	1,295,380

Information Technology (1.1%)
Infineon Technologies AG(a)	77,700	1,439,172
Total Germany		4,136,659

HONG KONG (2.3%)
Financials (2.3%)
AIA Group Ltd.(a)	175,100	1,795,605
Hong Kong Exchanges & Clearing Ltd.(a)	38,300	1,290,031
Total Hong Kong		3,085,636

INDONESIA (1.1%)
Communication Services (1.1%)
Tower Bersama Infrastructure Tbk PT(a)	4,899,200	1,466,562

JAPAN (3.0%)
Financials (0.8%)
Mitsubishi UFJ Financial Group, Inc.(a)	231,200	1,141,897

Health Care (1.0%)
Shionogi & Co. Ltd.(a)	23,500	1,301,078

Real Estate (1.2%)
LaSalle Logiport REIT(a)	1,350	1,688,081
Total Japan		4,131,056

LUXEMBOURG (0.6%)
Materials (0.6%)
ArcelorMittal(c)	52,800	830,016

MEXICO (1.2%)
Utilities (1.2%)
Infraestructura Energetica Nova SAB de CV	415,500	1,601,400

NETHERLANDS (1.0%)
Consumer Staples (1.0%)
Unilever NV(a)	23,500	1,362,145

See Notes to Portfolio of Investments.

NORWAY (0.9%)
Communication Services (0.9%)
Telenor ASA(a)	63,700	$1,290,750

SINGAPORE (1.3%)
Financials (1.3%)
Oversea-Chinese Banking Corp. Ltd.(a)	213,000	1,773,370

SOUTH KOREA (1.1%)
Materials (1.1%)
LG Chem Ltd.(a)	5,500	1,555,552

SPAIN (2.0%)
Financials (0.7%)
Banco Bilbao Vizcaya Argentaria SA(a)	180,400	918,544

Industrials (1.3%)
Ferrovial SA(a)	69,277	1,802,155
Total Spain		2,720,699

SWEDEN (2.0%)
Consumer Staples (1.3%)
Essity AB, Class B(a)	60,300	1,791,096

Financials (0.7%)
Swedbank AB, A Shares(a)	65,200	887,876
Total Sweden		2,678,972

SWITZERLAND (5.4%)
Consumer Staples (1.4%)
Nestle SA(a)	18,000	1,909,569

Financials (2.0%)
UBS Group AG(a)(b)	102,400	1,142,972
Zurich Insurance Group AG(a)	4,500	1,565,242
		2,708,214
Health Care (2.0%)
Novartis AG(a)	15,100	1,384,652
Roche Holding AG(a)	4,900	1,311,559
		2,696,211
Total Switzerland		7,313,994

UNITED KINGDOM (8.2%)
Communication Services (2.9%)
BT Group PLC, ADR	87,600	1,044,192
Cineworld Group PLC(a)	374,500	1,162,533
Vodafone Group PLC(a)	981,000	1,785,402
		3,992,127

See Notes to Portfolio of Investments.

Energy (1.1%)
BP PLC, ADR(c)	36,600	$1,454,484

Financials (1.0%)
Standard Chartered PLC(a)	173,300	1,426,207

Health Care (2.1%)
Dechra Pharmaceuticals PLC(a)	39,300	1,403,675
GlaxoSmithKline PLC, ADR	34,200	1,411,776
		2,815,451
Industrials (1.1%)
Melrose Industries PLC(a)	633,666	1,430,128
Total United Kingdom		11,118,397

UNITED STATES (50.2%)
Communication Services (3.0%)
Activision Blizzard, Inc.	22,000	1,072,280
Alphabet, Inc., Class C(b)(c)	1,500	1,825,020
AT&T, Inc.	33,200	1,130,460
		4,027,760
Consumer Discretionary (9.4%)
Aptiv PLC(c)	19,900	1,744,235
Dollar General Corp.(c)	12,500	1,675,250
Las Vegas Sands Corp.	26,300	1,589,572
Lennar Corp., Class A(c)	28,800	1,370,016
Lowe’s Cos., Inc.(c)	17,500	1,774,500
Target Corp.(c)	18,800	1,624,320
TJX Cos., Inc. (The)(c)	25,000	1,364,000
Whirlpool Corp.(c)	10,400	1,512,992
		12,654,885
Consumer Staples (2.9%)
Kraft Heinz Co. (The)	32,500	1,040,325
Molson Coors Brewing Co., Class B(c)	22,400	1,209,376
Mondelez International, Inc., Class A(c)	31,300	1,674,237
		3,923,938
Energy (3.4%)
EOG Resources, Inc.	15,200	1,304,920
Kinder Morgan, Inc.	84,000	1,732,080
Schlumberger Ltd.(c)	40,000	1,598,800
		4,635,800
Financials (6.3%)
American International Group, Inc.(c)	26,200	1,466,938
Bank of America Corp.(c)	54,400	1,668,992
Charles Schwab Corp. (The)	29,300	1,266,346
Citigroup, Inc.(c)	23,400	1,665,144
Evercore, Inc., Class A	12,800	1,105,536
Huntington Bancshares, Inc.	95,500	1,360,875
		8,533,831

See Notes to Portfolio of Investments.

Health Care (5.9%)
Allergan PLC(c)	8,200	$1,316,100
Bristol-Myers Squibb Co.(c)	30,900	1,372,269
Eli Lilly & Co.	9,100	991,445
Medtronic PLC(c)	15,600	1,590,264
Pfizer, Inc.(c)	29,200	1,134,128
UnitedHealth Group, Inc.(c)	6,600	1,643,466
		8,047,672
Industrials (3.7%)
Delta Air Lines, Inc.(c)	28,900	1,764,056
FedEx Corp.(c)	9,300	1,585,929
Norfolk Southern Corp.	5,100	974,712
Raytheon Co.(c)	3,900	710,931
		5,035,628
Information Technology (10.0%)
Apple, Inc.(c)	15,300	3,259,512
Broadcom, Inc.(c)	5,700	1,652,943
Cisco Systems, Inc.	33,300	1,844,820
Intel Corp.(c)	39,900	2,016,945
Leidos Holdings, Inc.	13,600	1,116,560
Microsoft Corp.(c)	14,900	2,030,423
TE Connectivity Ltd.(c)	17,600	1,626,240
		13,547,443
Materials (0.5%)
Warrior Met Coal, Inc.	27,170	672,186

Real Estate (1.8%)
Digital Realty Trust, Inc., REIT(c)	12,100	1,383,756
GEO Group, Inc. (The), REIT	62,000	1,104,220
		2,487,976
Utilities (3.3%)
Clearway Energy, Inc., Class A	40,800	700,536
CMS Energy Corp.(c)	19,500	1,135,290
FirstEnergy Corp.	23,000	1,011,310
NextEra Energy, Inc.(c)	8,000	1,657,360
		4,504,496
Total United States		68,071,615
Total Common Stocks		133,512,332

PREFERRED STOCKS (1.2%)
SOUTH KOREA (1.2%)

Information Technology (1.2%)
Samsung Electronics Co., Ltd.(a)	52,400	1,620,565

Total Preferred Stocks		1,620,565
Total Long-Term Investments—99.7% (cost $122,848,318)		135,132,897
Total Investments—99.7% (cost $122,848,318)		135,132,897
Other Assets in Excess of Liabilities—0.3%		371,901
Net Assets—100.0%		$135,504,798

See Notes to Portfolio of Investments.

(a)         Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)         Non-income producing security.

(c)          All or a portion of the security has been designated as collateral for the line of credit.

ADR                     American Depositary Receipt

PLC                        Public Limited Company

REIT                  Real Estate Investment Trust

At July 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Euro
10/10/2019	State Street Bank and Trust	USD	3,062,976	EUR	2,700,000	$3,005,599	$57,377

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2019

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.